SIGNIFICANT ACCOUNTING POLICIES (Allocation of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation related to employees' share option plan	$ 2,776	$ 1,954	$ 3,285
Total unrecognized compensation cost	4,790	6,272
Weighted average period total unrecognized compensation cost is expected to be recognized (in years)	2 years 4 months 20 days	2 years 6 months 22 days
Cost of goods sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation related to employees' share option plan	164	141	127
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation related to employees' share option plan	191	259	189
Sales and marketing [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation related to employees' share option plan	813	449	385
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Compensation related to employees' share option plan	$ 1,608	$ 1,105	$ 2,584